Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO (b)[1]	Compensation Actually Paid to PEO (c)[1,2]	Average Summary Compensation Table Total for Other NEOs (d)[1]	Average Compensation Actually Paid to Other NEOs (e)[1,2]	Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)[3]	Net Income ($ millions) (h)	Adjusted EBIT ($ millions) (i)[4]
2023	$17,597,890	$16,978,885	$4,812,940	$4,655,315	$130	$146	$896	$1,097
2022	17,068,131	(12,049,295)	4,384,699	(1,407,170)	113	132	796	1,339
2021	17,798,861	33,704,535	5,398,736	8,450,911	163	149	867	1,635
2020	13,561,990	30,582,035	3,791,700	6,235,050	131	118	489	1,216

Named Executive Officers, Footnote	Mark J. Costa was our PEO for each year presented. The individuals comprising the Other NEOs for each year presented are listed below.

2020	2021	2022	2023
Curtis E. Espeland	William T. McLain, Jr.	William T. McLain, Jr.	William T. McLain, Jr.
Brad A. Lich	Brad A. Lich	Brad A. Lich	Brad A. Lich
Lucian Boldea	Lucian Boldea	Stephen G. Crawford	Stephen G. Crawford
William T. McLain, Jr.	Stephen G. Crawford	Perry Stuckey III	B. Travis Smith
Kellye L. Walker

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the Company’s peer group, the S&P 1500 Chemicals Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 1500 Chemicals Industry Index. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 17,597,890	$ 17,068,131	$ 17,798,861	$ 13,561,990
PEO Actually Paid Compensation Amount	$ 16,978,885	(12,049,295)	33,704,535	30,582,035
Adjustment To PEO Compensation, Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the “Summary Compensation Table” Total with exclusions and inclusions of certain amounts for the PEO and the Other NEOs as prescribed by SEC rules and as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards columns are the totals from the Stock Awards and Option Awards columns set forth in the “Summary Compensation Table.” Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the “Summary Compensation Table.” Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP amounts from the “Summary Compensation Table” amounts.

Year	Summary Compensation Table Total for Mark J. Costa ($)	Exclusion of Change in Pension Value for Mark J. Costa ($)	Exclusion of Stock Awards and Option Awards for Mark J. Costa ($)	Inclusion of Pension Service Cost for Mark J. Costa ($)	Inclusion of Equity Values for Mark J. Costa ($)	Compensation Actually Paid to Mark J. Costa ($)
2023	$17,597,890	$543,510	$13,681,247	$244,054	$13,361,698	$16,978,885

Year	Average Summary Compensation Table Total for Other NEOs ($)	Average Exclusion of Change in Pension Value for Other NEOs ($)	Average Exclusion of Stock Awards and Options Awards for Other NEOs ($)	Average Inclusion of Pension Service Cost for Other NEOs ($)	Average Inclusion of Equity Values for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)
2023	$4,812,940	$282,058	$3,191,187	$131,337	$3,184,283	$4,655,315
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Covered Fiscal Year That Remained Unvested as of Last Day of Covered Fiscal Year for Mark J. Costa ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Covered Fiscal Year of Unvested Equity Awards Granted in Any Prior Fiscal Year for Mark J. Costa ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mark J. Costa ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards Granted in Any Prior Fiscal Year that Vested During Covered Fiscal Year for Mark J. Costa ($)	Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Covered Fiscal Year for Mark J. Costa ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards During the Covered Fiscal Year Prior to the Vesting Date Not Otherwise Included for Mark J. Costa ($)	Total - Inclusion of Equity Values for Mark J. Costa ($)
2023	$14,043,473	($358,143)	$0	($323,632)	$0	$0	$13,361,698

Year	Average Year- End Fair Value of Equity Awards Granted During Covered Fiscal Year That Remained Unvested as of Last Day of Covered Fiscal Year for Other NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Covered Fiscal Year of Unvested Equity Awards Granted in Any Prior Fiscal Year for Other NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Other NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards Granted in Any Prior Fiscal Year that Vested During Covered Fiscal Year for Other NEOs ($)	Average Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Covered Fiscal Year for Other NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards During the Covered Fiscal Year Prior to the Vesting Date Not Otherwise Included for Other NEOs ($)	Total - Average Inclusion of Equity Values for Other NEOs ($)
2023	$3,275,676	($41,433)	$0	($49,960)	$0	$0	$3,184,283

Non-PEO NEO Average Total Compensation Amount	$ 4,812,940	4,384,699	5,398,736	3,791,700
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,655,315	(1,407,170)	8,450,911	6,235,050
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the “Summary Compensation Table” Total with exclusions and inclusions of certain amounts for the PEO and the Other NEOs as prescribed by SEC rules and as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards columns are the totals from the Stock Awards and Option Awards columns set forth in the “Summary Compensation Table.” Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the “Summary Compensation Table.” Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP amounts from the “Summary Compensation Table” amounts.

Year	Summary Compensation Table Total for Mark J. Costa ($)	Exclusion of Change in Pension Value for Mark J. Costa ($)	Exclusion of Stock Awards and Option Awards for Mark J. Costa ($)	Inclusion of Pension Service Cost for Mark J. Costa ($)	Inclusion of Equity Values for Mark J. Costa ($)	Compensation Actually Paid to Mark J. Costa ($)
2023	$17,597,890	$543,510	$13,681,247	$244,054	$13,361,698	$16,978,885

Year	Average Summary Compensation Table Total for Other NEOs ($)	Average Exclusion of Change in Pension Value for Other NEOs ($)	Average Exclusion of Stock Awards and Options Awards for Other NEOs ($)	Average Inclusion of Pension Service Cost for Other NEOs ($)	Average Inclusion of Equity Values for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)
2023	$4,812,940	$282,058	$3,191,187	$131,337	$3,184,283	$4,655,315
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Covered Fiscal Year That Remained Unvested as of Last Day of Covered Fiscal Year for Mark J. Costa ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Covered Fiscal Year of Unvested Equity Awards Granted in Any Prior Fiscal Year for Mark J. Costa ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mark J. Costa ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards Granted in Any Prior Fiscal Year that Vested During Covered Fiscal Year for Mark J. Costa ($)	Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Covered Fiscal Year for Mark J. Costa ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards During the Covered Fiscal Year Prior to the Vesting Date Not Otherwise Included for Mark J. Costa ($)	Total - Inclusion of Equity Values for Mark J. Costa ($)
2023	$14,043,473	($358,143)	$0	($323,632)	$0	$0	$13,361,698

Year	Average Year- End Fair Value of Equity Awards Granted During Covered Fiscal Year That Remained Unvested as of Last Day of Covered Fiscal Year for Other NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Covered Fiscal Year of Unvested Equity Awards Granted in Any Prior Fiscal Year for Other NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Other NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards Granted in Any Prior Fiscal Year that Vested During Covered Fiscal Year for Other NEOs ($)	Average Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Covered Fiscal Year for Other NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards During the Covered Fiscal Year Prior to the Vesting Date Not Otherwise Included for Other NEOs ($)	Total - Average Inclusion of Equity Values for Other NEOs ($)
2023	$3,275,676	($41,433)	$0	($49,960)	$0	$0	$3,184,283

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Other NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Other NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Other NEOs, and Eastman Chemical Adjusted EBIT during the four most recently completed fiscal years.

Tabular List, Table

Adjusted Earnings Before Interest and Taxes (EBIT)
Operating Cash Flow
Relative Total Shareholder Return
Return on Invested Capital

Total Shareholder Return Amount	$ 130	113	163	131
Peer Group Total Shareholder Return Amount	146	132	149	118
Net Income (Loss)	$ 896	$ 796	$ 867	$ 489
Company Selected Measure Amount	1,097	1,339	1,635	1,216
PEO Name	(1)Mark J. Costa
Additional 402(v) Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and our Non-PEO named executive officers (“Other NEOs”) and Company performance for the fiscal years listed below. The following tables and related disclosures provide information about: (i) the “total compensation” of our PEO and our Other NEOs as presented in the “Summary Compensation Table” on page 73, (ii) the “compensation actually paid” to our PEO and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules, (iii) certain financial performance measures, and (iv) the relationship of the compensation actually paid to those financial performance measures.
This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance. The Compensation Committee did not consider this pay versus performance disclosure below in making its pay decisions for any of the years shown. For discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review the CD&A beginning on page 50.
We determined Adjusted EBIT, a Non-GAAP measure, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Other NEOs in 2022 and 2023. This performance measure may not have been the most important financial performance measure for years 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EBIT is defined as set forth above under “Compensation Discussion and Analysis — Elements of Our Executive Compensation.” See Annex A of this proxy statement for a reconciliation of financial measures under accounting principles generally accepted in the United States (“GAAP”) to Adjusted EBIT, a description of excluded items, and related information.
Tabular list of most important financial performance measures
	The following table presents the financial performance measures that the Company considered the most important in linking Compensation Actually Paid to our PEO and Other NEOs for 2023 to Company performance. The measures in this table are not ranked.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Before Interest and Taxes (EBIT)
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
PEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 543,510
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,681,247
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	244,054
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,361,698
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	14,043,473
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(358,143)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(323,632)
PEO | Equity Awards Forfeited in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Equity Awards, Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	282,058
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,191,187
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	131,337
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,184,283
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,275,676
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(41,433)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(49,960)
Non-PEO NEO | Equity Awards Forfeited in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards, Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0